Loans and Allowance for Credit Losses (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial loans by industry group and geography excluding covered loans
Commercial	$ 56,648	$ 48,398
Percentage of allocation for loans and leases receivable commercial	100.00%	100.00%
California [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	6,664	5,588
Percentage of allocation for loans and leases receivable commercial	11.80%	11.50%
Colorado [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,292	1,974
Percentage of allocation for loans and leases receivable commercial	4.00%	4.10%
Illinois [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,110	2,457
Percentage of allocation for loans and leases receivable commercial	5.50%	5.10%
Minnesota [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,968	3,993
Percentage of allocation for loans and leases receivable commercial	7.00%	8.20%
Missouri [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,499	2,020
Percentage of allocation for loans and leases receivable commercial	4.40%	4.20%
Ohio [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,050	2,464
Percentage of allocation for loans and leases receivable commercial	5.40%	5.10%
Oregon [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,514	1,508
Percentage of allocation for loans and leases receivable commercial	2.70%	3.10%
Washington [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,568	2,259
Percentage of allocation for loans and leases receivable commercial	4.50%	4.70%
Wisconsin [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,357	2,144
Percentage of allocation for loans and leases receivable commercial	4.20%	4.40%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,586	3,465
Percentage of allocation for loans and leases receivable commercial	6.30%	7.20%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,246	2,798
Percentage of allocation for loans and leases receivable commercial	5.70%	5.80%
Idaho, Montana, Wyoming [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,113	1,069
Percentage of allocation for loans and leases receivable commercial	2.00%	2.20%
Arizona, Nevada, New Mexico, Utah [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,351	1,741
Percentage of allocation for loans and leases receivable commercial	4.10%	3.60%
Total Banking Region [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	38,318	33,480
Percentage of allocation for loans and leases receivable commercial	67.60%	69.20%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	9,204	7,608
Percentage of allocation for loans and leases receivable commercial	16.30%	15.70%
All Other States [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	9,126	7,310
Percentage of allocation for loans and leases receivable commercial	16.10%	15.10%
Outside the Company's banking region
Commercial loans by industry group and geography excluding covered loans
Commercial	18,330	14,918
Percentage of allocation for loans and leases receivable commercial	32.40%	30.80%
Consumer Products And Services [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	9,106	7,599
Percentage of allocation for loans and leases receivable commercial	16.10%	15.70%
Financial Services [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	6,439	5,785
Percentage of allocation for loans and leases receivable commercial	11.40%	12.00%
Healthcare [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	4,658	3,744
Percentage of allocation for loans and leases receivable commercial	8.20%	7.70%
Capital Goods [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	4,306	3,696
Percentage of allocation for loans and leases receivable commercial	7.60%	7.70%
Commercial Services And Supplies [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	4,192	3,543
Percentage of allocation for loans and leases receivable commercial	7.40%	7.30%
Public Administration [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,994	3,390
Percentage of allocation for loans and leases receivable commercial	7.10%	7.00%
Property Management And Development [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	3,528	2,489
Percentage of allocation for loans and leases receivable commercial	6.20%	5.10%
Consumer Staples [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,879	2,438
Percentage of allocation for loans and leases receivable commercial	5.10%	5.00%
Energy [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,324	1,788
Percentage of allocation for loans and leases receivable commercial	4.10%	3.70%
Agriculture [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,222	2,539
Percentage of allocation for loans and leases receivable commercial	3.90%	5.30%
Private Investors [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,111	1,712
Percentage of allocation for loans and leases receivable commercial	3.70%	3.50%
Transportation [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	2,015	1,926
Percentage of allocation for loans and leases receivable commercial	3.60%	4.00%
Paper And Forestry Products Mining And Basic Materials [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,959	1,738
Percentage of allocation for loans and leases receivable commercial	3.40%	3.60%
Information Technology [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	1,749	1,543
Percentage of allocation for loans and leases receivable commercial	3.10%	3.20%
Other [Member]
Commercial loans by industry group and geography excluding covered loans
Commercial	$ 5,166	$ 4,468
Percentage of allocation for loans and leases receivable commercial	9.10%	9.20%